Expense Example - FidelityHealthSavingsFunds-RetailComboPRO - FidelityHealthSavingsFunds-RetailComboPRO - Fidelity Health Savings Fund - Fidelity Health Savings Fund	Nov. 29, 2023 USD ($)
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	$ 604